Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows used in operating activities
Net income	$ 44,929	$ 21,782	$ 25,807
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	3,003	4,305	979
Changes in:
- Prepaid expenses and other receivables	2,645	(2,613)	(622)
- Accrued expenses and other payables	6,793	(6,167)	33,416
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	0	85,304	1,264
- Proceeds from shares subscribed	0	64	428
Cash and cash equivalents, beginning of year	158,170	114,415
Cash and cash equivalents, end of year	152,718	158,170	114,415
Parent Company
Cash flows used in operating activities
Net income	44,929	21,782	25,807
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Share-based compensation	3,003	445	119
- Equity in earnings of subsidiaries	(51,824)	(36,612)	(29,929)
Changes in:
- Amount due from subsidiaries	(3,425)	(7,624)	(602)
- Prepaid expenses and other receivables	172	(861)	(73)
- Dividend receivables	0	18,085	0
- Amount due to subsidiaries	(7,584)	2,602	3,426
- Accrued expenses and other payables	(119)	(276)	887
Net cash used in operating activities	(14,848)	(2,459)	(365)
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	0	85,304	1,264
- Proceeds from shares subscribed	0	64	428
Net cash provided by financing activities	0	85,368	1,692
Increase (decrease) in cash and cash equivalents	(14,848)	82,909	1,327
Cash and cash equivalents, beginning of year	85,049	2,140	813
Cash and cash equivalents, end of year	$ 70,201	$ 85,049	$ 2,140